INCOME TAXES (Schedule of Income Tax Expenses) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense	¥ 44,243	¥ 37,671	¥ 25,581
Deferred income tax benefit	(18,473)	(18,895)	(21,614)
Total	¥ 25,770	¥ 18,776	¥ 3,967